COMMITMENTS AND CONTINGENCIES (Details) gallon in Millions								1 Months Ended		12 Months Ended
	Mar. 10, 2017 USD ($) gallon shipment location	Oct. 13, 2016 group	Apr. 29, 2016 USD ($)	Nov. 01, 2015 USD ($)	Mar. 03, 2014 ppm	Mar. 02, 2014 ppm	Mar. 01, 2011	Feb. 28, 2017 USD ($)	Nov. 30, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2010 ppm	Oct. 19, 2017 loading_arm bbl / d
Loss Contingencies [Line Items]
Rent expense										$ 125,433,000	$ 129,768,000	$ 126,060,000
Inventory purchases										64,050,000	53,364,000	$ 36,139,000
Number Of Barge Shipments | shipment	17
Environmental Matters
Environmental liability										$ 8,289,000	9,434,000
Distribution to Stockholders, As a Percent of Tax Benefit Received from Increases in Tax Basis										85.00%
Number Of Days Barge Shipments Made	15 days
Environmental Issue [Member]
Environmental Matters
Environmental liability										$ 10,282,000	10,792,000
Discount rate used for environmental liability assessment										8.00%
Undiscounted liability										$ 15,804,000
Expected future payments										$ 6,095,000
Expected payment period										5 years
Restricted cash for environmental liabilities										$ 0
Maximum amount of sulfur allowed in heating oil (in ppm) | ppm					10	80
Loss Contingency, Number Of Environmental Groups Appealing Permits | group		2
Environmental Issue [Member] | PBF Energy and Valero [Member]
Environmental Matters
Term of insurance policies										10 years
Payments to acquire environmental insurance policies										$ 75,000,000
Environmental Issue [Member] | Sunoco, Inc. [Member]
Environmental Matters
Loss Contingency Accrual, Insurance-Related Assessment, Expiration Of Liability Period							20 years
Environmental Issue [Member] | PBF Logistics Products Terminals LLC [Member]
Environmental Matters
Undiscounted liability										2,377,000
Expected future payments										1,250,000
Environmental Issue [Member] | Torrance Refinery [Member]
Environmental Matters
Environmental liability										136,487,000	$ 142,456,000
Expected future payments										$ 32,426,000
Term of insurance policies										10 years
Site Contingency, Loss Exposure in Excess of Accrual, Best Estimate										$ 100,000
Advanced Renewable Identification Number Requirements [Member]
Environmental Matters
Renewable Fuels Standard Requirements Increase									19.00%
Total Renewable Identification Number Requirements [Member]
Environmental Matters
Renewable Fuels Standard Requirements Increase									7.00%
Minimum [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease term										1 year
Maximum [Member]
Loss Contingencies [Line Items]
Non-cancelable operating lease term										20 years
Environmental Matters
Expected future payments			$ 250,000
Maximum [Member] | Environmental Issue [Member]
Environmental Matters
Expected payment period			10 years
Maximum [Member] | Environmental Issue [Member] | Valero [Member]
Environmental Matters
Maximum pre-disposal environmental obligations of Valero										$ 20,000,000
Executive [Member] | Minimum [Member]
Employee Agreements
Potential lump sum payment as a multiple of base salary										1.50
Potential payment upon death or disability as a multiple of base salary										0.50
Executive [Member] | Maximum [Member]
Employee Agreements
Potential lump sum payment as a multiple of base salary											2.99
New York [Member] | Environmental Issue [Member]
Environmental Matters
Maximum amount of sulfur allowed in heating oil (in ppm) | ppm													15
PENNSYLVANIA | Environmental Issue [Member]
Environmental Matters
Maximum amount of sulfur allowed in heating oil (in ppm) | ppm													500
Chalmette Refinery [Member] | Environmental Issue [Member]
Environmental Matters
Expected payment period										30 years
Term of insurance policies										10 years
Payments to acquire environmental insurance policies										$ 100,000,000
Environmental Costs Recognized, Recovery Credited to Expense										$ 3,936,000
Paulsboro Refinery [Member] | Environmental Issue [Member]
Environmental Matters
Expected payment period										5 years
Torrance Refinery [Member] | Environmental Issue [Member]
Environmental Matters
Payments to acquire environmental insurance policies										$ 100,000,000
Class A Common Stock [Member] | PBF Energy Inc. [Member]
Loss Contingencies [Line Items]
Ownership Percentage of Equity Held										96.70%	96.50%
Plains Asset Purchase [Member] | Environmental Issue [Member]
Environmental Matters
Environmental liability										$ 1,923,000	$ 2,000
Discount rate used for environmental liability assessment										1.83%
Subsequent Event [Member]
Environmental Matters
Barrels per day of ethanol loading | bbl / d														10,000
Number of Loading Arms | loading_arm														4
Subsequent Event [Member] | Chalmette Refinery [Member] | Environmental Issue [Member]
Environmental Matters
Environmental Exit Costs, Anticipated Cost								$ 700,000
Louisiana Department of Environmental Quality [Member] | Pending Litigation [Member] | Environmental Remediation Contingency [Domain]
Environmental Matters
Loss Contingency, Damages Sought, Value				$ 741,000
DNREC [Member] | Pending Litigation [Member] | Environmental Issue [Member]
Loss Contingencies [Line Items]
Number Of Gallons Of Crude Oil | gallon	35.7
Environmental Matters
Loss Contingency, Damages Sought, Value	$ 150,000
Number Of Violated Locations | location	3
SCAQMD [Member] | Pending Litigation [Member] | Environmental Remediation Contingency [Domain]
Environmental Matters
Loss Contingency, Damages Sought, Value										$ 100,000